PROCESSING AND SERVICING COSTS (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROCESSING AND SERVICING COSTS
Market information and data fee	$ 54,282	$ 46,669	$ 37,482
Cloud service fee	16,729	14,081	7,636
Data transmission fee	13,890	9,145	5,822
System cost	4,334	949
SMS service fee	1,523	1,834	1,148
Others	1,158	1,165	358
Total	$ 91,916	$ 73,843	$ 52,446